Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 777,458	¥ 756,941
Fair value of plan assets	621,869	618,199
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	731,537	716,940
Fair value of plan assets	615,963	618,199
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	346,749	364,662
Fair value of plan assets	204,953	221,421
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	331,351	339,305
Fair value of plan assets	¥ 200,891	¥ 216,560